Income Tax- Schedule of income tax provision consists (FY) (Details) - USD ($)	3 Months Ended		5 Months Ended	8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Sep. 30, 2022
Federal
Current
Deferred				(8,103)
State
Current
Deferred
Change in valuation allowance				8,103
Income tax provision	$ 42,962				$ 69,484